CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Shares	Additional Paid in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Class A Redeemable Convertible Preferred Shares	Class B Redeemable Convertible Preferred Shares	Class C Redeemable Convertible Preferred Shares
Beginning balance (in shares) at Oct. 31, 2021						266,696	156,036	5,560,607
Beginning balance at Oct. 31, 2021						$ 1,899	$ 1,554	$ 49,665
Beginning balance (in shares) at Oct. 31, 2021		650,858
Beginning balance at Oct. 31, 2021	$ (53,442)	$ 16,363	$ 7,587	$ (2,183)	$ (75,209)
Exercise of stock options (in shares)		14,909
Exercise of stock options	7	$ 27	(20)
Share-based compensation expense	116		116
Foreign currency translation adjustment	1,167			1,167
Net loss	24,462				(24,462)
Ending balance (in shares) at Oct. 31, 2022						266,696	156,036	5,560,607
Ending balance at Oct. 31, 2022						$ 1,899	$ 1,554	$ 49,665
Ending balance (in shares) at Oct. 31, 2022		665,767
Ending balance at Oct. 31, 2022	$ (76,614)	$ 16,390	7,683	(1,016)	(99,671)
Exercise of stock options (in shares)	84,072	47,186
Exercise of stock options	$ 44	$ 79	(35)
Issuance of common shares upon cashless exercise of options (in shares)		15,494
Issuance of common shares upon cashless exercise of options		$ 11	(11)
Conversion and exchange of Old enGene convertible debentures and common share warrants into enGene Holdings common shares and common share warrants in connection with the Reverse Recapitalization (in shares)		6,379,822
Conversion and exchange of Old enGene convertible debentures and common share warrants into enGene Holdings common shares and common share warrants in connection with the Reverse Recapitalization	140,393	$ 138,410	1,983
Conversion and exchange of redeemable convertible preferred shares into common shares in connection with the Reverse Recapitalization (in shares)						(266,696)	(156,036)	(5,560,607)
Conversion and exchange of redeemable convertible preferred shares into common shares in connection with the Reverse Recapitalization						$ (1,899)	$ (1,554)	$ (49,665)
Conversion and exchange of redeemable convertible preferred stock into common shares in connection with the Reverse Recapitalization (in shares)		5,983,339
Conversion and exchange of redeemable convertible preferred stock into common shares in connection with the Reverse Recapitalization	53,118	$ 53,118
Common shares and common share warrants issued upon Reverse Recapitalization and PIPE Financing, net of issuance costs of $11.1 million (in shares)		10,106,368
Common shares and common share warrants issued upon Reverse Recapitalization and PIPE Financing, net of issuance costs of $11.1 million	52,012	$ 51,365	647
Share-based compensation expense	3,450		3,450
Net loss	99,917				(99,917)
Ending balance (in shares) at Oct. 31, 2023						0	0	0
Ending balance (in shares) at Oct. 31, 2023		23,197,976
Ending balance at Oct. 31, 2023	$ 72,486	$ 259,373	$ 13,717	$ (1,016)	$ (199,588)